Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Reserves established against realization of certain assets		$ 1,504	$ 1,634
Accruals not currently deductible for tax purposes		7,223	6,747
Other state deferred tax asset, net		990	361
Foreign Local Office		223	0
Gross current deferred tax assets		9,940	8,742
Current deferred tax valuation allowance		0	0
Net current deferred tax assets	8,973	9,940	8,742
Non-current deferred tax assets:
Federal net operating loss carryforwards		0	0
State net operating loss carryforwards		864	3,095
Other state deferred tax asset, net		1,909	914
Foreign Tax Credits		27,462	25,977
FIN 48		8,317	8,015
Foreign tax		18,499	5,838
Asset Impairment		48,743	56,190
Accruals not currently deductible for tax purposes		1,017	0
Deferred compensation		2,436	0
Other		0	71
Gross long-term deferred tax assets		109,247	100,100
Valuation Allowance		(6,827)	(4,805)
Net non-current deferred tax assets, net of valuation allowance	118,431	102,420	95,295
Net deferred tax assets		112,360	104,037
Non-current deferred tax liabilities:
Property, Plant and equipment		(32,505)	(19,139)
Accruals		0	(1,066)
Foreign tax local		(1,440)	0
Deferred Compensation		0	2,001
Other state deferred tax liability, net		(4,819)	(2,643)
Other		(3)	0
Gross non-current deferred tax liabilities	(41,026)	(38,767)	(20,847)
Net deferred tax asset		$ 73,593	$ 83,190